Schedule of Quarterly Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 1	$ 19,163
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 2	13,490
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 3	19,351
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 4	7,207
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 5	11,809
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 6	10,425
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 7	11,526
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 8	8,781
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 9	649
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 10	666
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 11	811
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 12	519
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 13	830
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 14	1,165
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 15	1,237
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 16	724
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 17	1,267
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 18	3,550
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 19	1,045
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 20	919
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 21	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 22	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 23	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 24	(3,032)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 25	168
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 26	169
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 27	169
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 28	169
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 29	14,723
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 30	15,975
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 31	14,788
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 32	8,080
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 33	4,440
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 34	(2,485)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 35	4,563
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 36	(873)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 37	(127)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 38	(89)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 39	(91)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 40	(190)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 41	112
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 42	12
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 43	124
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 44	16
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 45	220
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 46	323
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 47	(1)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 48	71
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 49	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 50	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 51	(90)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 52	(51)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 53	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 54	0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 55	6
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 56	(6)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 57	4,645
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 58	(2,239)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 59	4,511
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 60	(1,033)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 61	(924)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 62	12
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 63	(132)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 64	(755)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 65	3,721
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 66	(2,227)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 67	4,379
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 68	(1,788)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 69	(248)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 70	(230)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 71	142
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 72	(362)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 73	3,473
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 74	2,457
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 75	4,521
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 76	2,150
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 77	0.11
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 78	0.07
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 79	0.13
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 80	0.05
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 81	0.10
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 82	0.07
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 83	0.12
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 84	0.05
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 1		12,768
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 2		18,752
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 3		16,706
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 4		21,885
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 5		8,772
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 6		9,747
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 7		9,654
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 8		14,090
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 9		584
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 10		722
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 11		812
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 12		(265)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 13		306
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 14		201
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 15		632
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 16		613
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 17		4,273
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 18		866
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 19		1,105
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 20		811
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 21		169
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 22		169
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 23		169
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 24		168
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 25		14,104
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 26		11,705
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 27		12,372
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 28		15,417
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 29		(1,336)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 30		7,047
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 31		4,334
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 32		6,468
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 33		(20)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 34		(7)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 35		(6)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 36		(29)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 37		29
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 38		52
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 39		91
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 40		84
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 41		(998)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 42		2,329
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 43		239
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 44		(242)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 45		(9)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 46		(12)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 47		(7)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 48		(7)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 49		(2,334)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 50		9,409
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 51		4,651
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 52		6,274
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 53		(513)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 54		(1,485)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 55		(1,792)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 56		(715)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 57		(2,847)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 58		7,924
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 59		2,859
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 60		5,559
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 61		0
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 62		20
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 63		(292)
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 64		432
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 65		2,847
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 66		7,944
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 67		2,567
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 68		$ 5,991
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 69		0.12
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 70		0.23
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 71		0.08
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 72		0.17
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 73		0.12
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 74		0.16
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 75		0.07
Summary Of Quarterly Financial Data (unaudited) Schedule Of Quarterly Financial Information 76		0.16